Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable			$ 35,211
Average fair value of trading derivatives, Unfavourable			33,414
Year-end fair value, Favourable	[1]	$ 44,379	51,340
Year-end fair value, Unfavourable	[1]	51,260	58,660
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		44,379	51,340	[2]
Year-end fair value, Unfavourable		51,260	58,660	[2]
Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		29,999
Average fair value of trading derivatives, Unfavourable		32,133
Year-end fair value, Favourable		33,667	36,512	[2]
Year-end fair value, Unfavourable		37,576	36,018	[2]
Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		10,712	14,828	[2]
Year-end fair value, Unfavourable		13,684	22,642	[2]
Interest rate contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		8,601
Average fair value of trading derivatives, Unfavourable		10,438
Year-end fair value, Favourable		8,640	10,385	[2]
Year-end fair value, Unfavourable		9,925	11,698	[2]
Interest rate contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		91
Average fair value of trading derivatives, Unfavourable		81
Year-end fair value, Favourable		70	128	[2]
Year-end fair value, Unfavourable		72
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		7,969
Average fair value of trading derivatives, Unfavourable		9,676
Year-end fair value, Favourable		7,767	8,844	[2]
Year-end fair value, Unfavourable		9,357	11,112	[2]
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		2,944	5,557	[2]
Year-end fair value, Unfavourable		7,983	13,383	[2]
Interest rate contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		541
Average fair value of trading derivatives, Unfavourable		681
Year-end fair value, Favourable		803	1,413	[2]
Year-end fair value, Unfavourable		496	586	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		15,122
Average fair value of trading derivatives, Unfavourable		14,756
Year-end fair value, Favourable		18,274	20,197	[2]
Year-end fair value, Unfavourable		20,200	18,838	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		7,730	9,270	[2]
Year-end fair value, Unfavourable		5,700	9,175	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		5,268
Average fair value of trading derivatives, Unfavourable		4,602
Year-end fair value, Favourable		6,672	7,319	[2]
Year-end fair value, Unfavourable		5,482	5,574	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		410	224	[2]
Year-end fair value, Unfavourable		255	667	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		9,392
Average fair value of trading derivatives, Unfavourable		9,667
Year-end fair value, Favourable		11,110	12,251	[2]
Year-end fair value, Unfavourable		14,272	12,663	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		7,320	9,046	[2]
Year-end fair value, Unfavourable		5,445	8,508	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		462
Average fair value of trading derivatives, Unfavourable		487
Year-end fair value, Favourable		492	627	[2]
Year-end fair value, Unfavourable		446	601	[2]
Other derivative contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		6,276
Average fair value of trading derivatives, Unfavourable		6,939
Year-end fair value, Favourable		6,753	5,930	[2]
Year-end fair value, Unfavourable		7,451	5,482	[2]
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		3,599
Average fair value of trading derivatives, Unfavourable		4,313
Year-end fair value, Favourable		4,469	3,146	[2]
Year-end fair value, Unfavourable		4,844	3,174	[2]
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		38	1	[2]
Year-end fair value, Unfavourable		1	84	[2]
Other derivative contracts [member] | Derivatives [member] | Credit derivative [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		228
Average fair value of trading derivatives, Unfavourable		29
Year-end fair value, Favourable		182	344	[2]
Year-end fair value, Unfavourable		47	28	[2]
Other derivative contracts [member] | Derivatives [member] | Commodity and other contracts [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		2,449
Average fair value of trading derivatives, Unfavourable		2,597
Year-end fair value, Favourable		2,102	2,440	[2]
Year-end fair value, Unfavourable		$ 2,560	$ 2,280	[2]

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	The average fair value of trading derivatives’ market valuation for the year ended October 31, 2023 was: favourable $35,211 and unfavourable $33,414. Average fair value amounts are based on the latest 13 month-end balances.